Presentation of financial statements and significant accounting practices adopted (Policies)	6 Months Ended
Jun. 30, 2018
Presentation of financial statements and significant accounting practices adopted [Abstract]
Basis of preparation and presentation of financial statements
2.1.	Basis of preparation and presentation of financial statements

The interim condensed consolidated financial statements for the six-month periods ended June 30, 2018 and 2017, have been prepared in accordance with IAS 34 - Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”).

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company’s annual financial statements for the year ended December 31, 2017.

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those used in the preparation of the Company’s annual consolidated financial statements for the year ended December 31, 2017, except for the new standards effective as of January 1, 2018, which have the impacts on the interim condensed consolidated financial statements described below:

a)	IFRS 9 Financial Instruments (“IFRS 9”)

In July 2014, the IASB issued IFRS 9, that replaced IAS 39 - Financial Instruments. IFRS 9 brings together all three aspects of the accounting financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 was effective for annual periods beginning on or after January 1, 2018. Except for hedge accounting, retrospective application is required, but providing comparative information is not mandatory. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions.

The Company adopted the new standard on January 1, 2018 and will not restate comparative information. During 2017, the Company performed an assessment of the potential impacts of the application of IFRS 9 in its consolidated financial statements.

The Company did not identify significant impacts on its statement of financial position or equity on applying the classification and measurement requirements of IFRS 9. The evaluations were carried out using the criterion of payments solely of principal and interest (SPPI test) and verification of the business model adopted by the Company to manage its financial assets.

The Company will continue measuring at fair value all financial assets currently held at fair value. Trade accounts receivable are held to collect the contractual cash flows representing solely payments of principal and interest. The Company analyzed the contractual cash flow characteristics of those instruments and concluded that they meet the criteria for amortized cost measurement under IFRS 9. Therefore, reclassification of these instruments is not required.

Impairment

IFRS 9 requires the Company to record expected credit losses on all its financial assets measured at amortized cost and at fair value through other comprehensive income, on either a 12-month or lifetime basis, when applicable.

The Company performed an assessment by segregating its financial assets based on their risk characteristics and counterpart, as follows: i) accounts receivable from private customers and ii) accounts receivable from public customers.

The Company applied the simplified approach and recorded lifetime expected losses on all its accounts receivable from customers. The Company carried out a historical study of the behavior of the portfolio, creating a risk matrix by age range. As a result, a R$3,492 million decrease in the allowance for doubtful accounts was recorded as of January 1, 2018, with the main factor being the new definition of the default term of the public sector.

b)	IFRS 15 Revenue from Contracts with Customers

IFRS 15 was issued in May 2014, and amended in April 2016. IFRS 15 establishes a five-step model to account for revenues arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to receive in exchange for the transfer of goods or services to a customer.

The new revenue standard replaced all current revenue recognition requirements under IFRS. Either a full retrospective or a modified retrospective initial application is required for annual periods beginning on or after January 1, 2018. Early adoption is permitted.

The Company adopted the new standard on January 1, 2018, however, the Company did not restate prior periods as the effects were immaterial. As a result, the Company did not apply the requirements of IFRS 15 to the comparative period presented.

b.1	Revenue From Services

The Company provides environmental services related to the collection, management, treatment and final disposal of waste. Services are rendered to public and private sector clients through identified and separate contracts with customers and consider performance obligations separately for each type of service rendered.

For service contracts, the Company identified the following impacts:

(i)	Variable consideration – volume discount

Based on the assessment made on customer contracts containing discount clauses and, from analysis carried out, no impacts were identified.

(ii)	Variable consideration – significant financial component

Receivables from public sector customers

Generally, public sector customers pay after the due date, and in some cases, payments may be as late as a year or more.

In accordance with IFRS 15, the Company is required to determine whether there is a significant financing component in its contracts. According to paragraph 60 of this standard, in determining the transaction price an entity shall adjust the amount of the consideration promised for the effects of the time value of money when a significant financing component is present. A significant financing component may exist independently if the promise of financing is expressly stated in the contract or implied in the terms of payment agreed by the parties to the contract. The Company should analyze if the payment period agreed by the parties to the contract (expressly or implicitly) provides the client or the entity with a significant financial benefit from the transfer of goods or services to the customer.

(ii)	Variable consideration – significant financial component

Based on the above, the Company performed an analysis to identify the existence of a significant financial component for public sector clients, since the average term of effective receipt for this client portfolio is approximately six months. The Company considered the average rate of 8.50% p.a. for the discount rate of 2018 (8.40% at December 31, 2017), which represents the discount rate usually applied by the Company to calculate the present value of its non-current assets and liabilities. When the Company adopted IFRS 15, the adjustments reduced equity by R$503.

Advances received from customers

For some contracts entered into with customers, the Company receives advances before the service is rendered. According to the current accounting policy, the amounts related to these advances are presented in the customer advances line item in current liabilities. These balances recorded in revenue, when the services are rendered, over an average period of four months.

In accordance with IFRS 15, the Company analyzed whether there is a significant financing component in its contracts, and decided to use the practical expedient provided for in IFRS 15 paragraph 63 and will not adjust the amount promised for the effects of significant financing components in the contracts.

Reversal of revenue

The Company’s current policy is to recognize revenue as services are rendered. The period of measurement of these services is 30 days and the measurement is sent to customers for approval. Customers are billed after measurements are approved by customers. For services rendered that customers have not yet approved at the end of the period, revenue is recognized based on estimates or work performed (billing services). The proportion of the balance of unbilled revenues at the balance sheet date that was billed after 60 days was 1.47% at June 30, 2018 (1.37% at December 31, 2017).

Under IFRS 15, the amount of the consideration may vary due to discounts, rebates, refunds, credits, price concessions, incentives, performance bonuses, penalties or other similar items. The Company estimated that the effects of discounts and rebates amounted to R$1,948 at January 1, 2018, and made a corresponding adjustment to profit and loss.

b.2	Revenue from the sale of products

Revenue from the sale of products refers to the sale of scrap, fuel gas, carbon credit, electric power. For the sale of products, revenue is recognized when the performance obligations is satisfied at the time the control of the product sold is transferred to the customer, usually at the time of receipt and acceptance. The Group did not chance its revenue recognition policy in relation to the sales of products upon adoption of IFRS 15.

In summary, the impact of the adoption of IFRS 15 was as follows:

Assets
Public sector customers	(503)
Reversal of revenues	(1,948)
Deferred income tax and social contribution -34%	191
Net impact on shareholders' equity	(2,260)